    As filed with the Securities and Exchange Commission on February 8, 1996
                                                     1933 Act File No. 33-37615
                                                     1940 Act File No. 811-6174

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ---------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14


                             MFS INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

         |_| immediately upon filing pursuant to paragraph (b)

         |X| on February 8, 1996 pursuant to paragraph (b)

         |_| 60 days after filing pursuant to paragraph (a)(i)

         |_| on [date] pursuant to paragraph (a)(i)

         |_| 75 days after filing pursuant to paragraph (a)(ii)

         |_| on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                        STATEMENT PURSUANT TO RULE 24f-2

Pursuant to Rule 24f-2, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and filed a Rule 24f-2 Notice with respect to its fiscal year ended June 30, 1995 on August 29, 1995.

================================================================================

              MFS INSTITUTIONAL EMERGING MARKETS FIXED INCOME FUND
                                   A SERIES OF
                             MFS INSTITUTIONAL TRUST
                          (THE "EMERGING MARKETS FUND")

                  SUPPLEMENT TO THE DECEMBER 1, 1995 PROSPECTUS

The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information dated December 1, 1995 and contains financial information and other changes with respect to the Emerging Markets Fund.

ANNUAL OPERATING EXPENSES (AS PERCENTAGE OF AVERAGE NET ASSETS):*

 Management Fees.......................................................0.85%
 Other Expenses (after expense reduction)** ...........................0.40%
 Total Operating Expenses (after expense reduction)**..................1.25%

 * Based on estimates of expenses for the fiscal year ending June 30, 1996.
** The Adviser has agreed to bear until December 31, 2005, subject to reimbursement as described under "Information Concerning Shares of the Funds
    - Expenses," expenses of the Fund such that Total Operating Expenses do not exceed, on an annualized basis, 1.25% of its average daily net assets during the current fiscal year and each fiscal year thereafter through December 31, 2005. Absent such arrangement, estimated Other Expenses and Total Operating Expenses for the Fund for the current fiscal year would be 2.70% and 3.55%, respectively, per annum of the Fund's average daily net assets.

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the financial statements included in the February 8, 1996 Supplement to the Statement of Additional Information (which have not been audited).

                              FINANCIAL HIGHLIGHTS
                              EMERGING MARKETS FUND
                         PERIOD ENDED DECEMBER 31, 1995*

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

 Net asset value - beginning of period...........................$10.00
                                                                 ------
 Income from investment operations# -
    Net investment income**......................................$ 0.39
    Net realized and unrealized gain on investments .............  0.08
                                                                 ------
      Total from investment operations ..........................$ 0.47
 Less distributions declared to shareholders from
    net investment income ....................................... (0.38)
                                                                 ------
 Net asset value - end of period ................................$10.09
                                                                 ------

 Total return.................................................... 4.73%++
 RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA**:
    Expenses..................................................... 1.25%+
    Net Investment Income........................................10.15%+
 PORTFOLIO TURNOVER................................................ 50%
 NET ASSETS AT END OF PERIOD (000 OMITTED).......................$2,094

* For the period from the commencement of investment operations, August 7, 1995, to December 31, 1995.
+  Annualized.
++ Not Annualized.
#  Per share data is based on average shares outstanding.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.25% of average daily net assets. Absent such arrangement, the net investment income per share and the ratios would have been:
 Net investment income .........................................$ 0.30
 Expenses.......................................................3.55%+
 Net investment income..........................................7.85%+

                THE DATE OF THIS SUPPLEMENT IS FEBRUARY 8, 1996.

The Prospectus dated December 1, 1995 of MFS Institutional Trust is incorporated in this Post-Effective Amendment No. 10 by reference to the Prospectus of MFS Institutional Trust filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on December 4, 1995.

              MFS INSTITUTIONAL EMERGING MARKETS FIXED INCOME FUND
                                   A SERIES OF
                             MFS INSTITUTIONAL TRUST
                          (THE "EMERGING MARKETS FUND")


     SUPPLEMENT TO THE DECEMBER 1, 1995 STATEMENT OF ADDITIONAL INFORMATION

MANAGEMENT OF THE TRUST

As of January 10, 1996, certain benefit and pension plans of Massachusetts Financial Services Company ("MFS") were the record owners of 100% of the outstanding shares of the Emerging Markets Fund.

DETERMINATION OF NET ASSET VALUE; PERFORMANCE INFORMATION

The aggregate total rate of return for the Emerging Markets Fund for the period from August 7, 1995 (commencement of investment operations) to December 31, 1995 was 4.73%, unannualized. The results would have been lower had MFS not borne certain expenses of the Fund.

FINANCIAL STATEMENTS

The Emerging Markets Fund's Financial Statements, consisting of the Portfolio of Investments at December 31, 1995, the Statement of Assets and Liabilities at December 31, 1995, the Statement of Operations for the period from the commencement of investment operations on August 7, 1995 to December 31, 1995, the Statement of Changes in Net Assets for the period from the commencement of investment operations on August 7, 1995 to December 31, 1995, and the Notes to the Financial Statements are attached to and form a part of this supplement.

                THE DATE OF THIS SUPPLEMENT IS FEBRUARY 8, 1996.

PORTFOLIO OF INVESTMENTS - December 31, 1995 (Unaudited)
Bonds - 48.4%
-----------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                              (000 Omitted)       Value
-----------------------------------------------------------------------------
Foreign U.S. Dollar Denominated
  Argentina - 6.8%
    Republic of Argentina, 5.0s, 2023                      $  250  $  142,813
-----------------------------------------------------------------------------
  Brazil - 13.7%
    Federal Republic of Brazil, 6.813s, 2024               $  250  $  153,750
    Federal Republic of Brazil, 4.75s, 2024                   250     132,500
                                                                   ----------
                                                                   $  286,250
-----------------------------------------------------------------------------
  Bulgaria - 6.3%
    National Republic of Bulgaria, "A", 6.75s, 2024        $  250  $  132,813
-----------------------------------------------------------------------------
  Mexico - 17.3%
    United States of Mexico, "A", 6.765s, 2019             $  250  $  180,625
    United States of Mexico, "D", 6.5468s, 2019               250     180,625
                                                                   ----------
                                                                   $  361,250
-----------------------------------------------------------------------------
  Ecuador - 4.3%
    Republic of Ecuador, 3.0s, 2025                        $  250  $   90,312
-----------------------------------------------------------------------------
Total Bonds (Identified Cost, $984,402)                            $1,013,438
-----------------------------------------------------------------------------

Warrant - 0.0%
-----------------------------------------------------------------------------
                                                           Shares
-----------------------------------------------------------------------------
Foreign Stock - 0.0%
  Mexico VRR Discount (Identified cost, $0)                   768,000  $   --
-----------------------------------------------------------------------------

Short-Term  Obligations - 50.6%
-----------------------------------------------------------------------------
                                                 Principal Amount
                                                    (000 Omitted)
-----------------------------------------------------------------------------
U.S. Dollar Denominated - 46.1%
  Federal Home Loan Mortgage Corp., due 1/02/96            $  965  $  964,846
-----------------------------------------------------------------------------
Foreign Denominated - 4.5%
  Mexican Peso
    Mexico Cetes, due 2/15/96                       MXP     7,700  $   93,999
-----------------------------------------------------------------------------
Total Short-Term Obligations (Identified Cost, $1,059,650)         $1,058,845
-----------------------------------------------------------------------------
Total Investments (Identified Cost, $2,044,052)                    $2,072,283
Other  Assets,  Less  Liabilities - 1.0%                               21,582
-----------------------------------------------------------------------------
Net Assets - 100.0%                                                $2,093,865
-----------------------------------------------------------------------------

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

    CZK = Czech Republic Korunas     IDR = Indonesian Rupiahs
    DEM = Deutsche Marks             MXP = Mexican Peso
    HKD = Hong Kong Dollars          THB = Thailand Baht

See notes to financial statements

FINANCIAL  STATEMENTS
Statement  of  Assets  and  Liabilities
------------------------------------------------------------------------------
December 31, 1995 (Unaudited)
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $2,044,052)             $2,072,283
  Cash                                                                 2,306
  Net receivable for forward foreign currency exchange
    contracts purchased                                                  760
  Interest receivable                                                 19,941
  Deferred organization expense                                       18,830
                                                                  ----------
      Total assets                                                $2,114,120
                                                                  ----------
Liabilities:
  Net payable for forward foreign currency exchange contracts
    sold                                                          $      688
  Net payable for forward foreign currency exchange contracts            511
  Payable to affiliate for management fee                                147
  Accrued expenses and other liabilities                              18,909
                                                                  ----------
      Total liabilities                                           $   20,255
                                                                  ----------
Net assets                                                        $2,093,865
                                                                  ==========
Net assets consist of:
  Paid-in capital                                                 $2,076,104
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                      27,792
  Accumulated undistributed net realized loss on investments
    and foreign currency transactions                                (13,371)
  Accumulated undistributed net investment income                      3,340
                                                                  ----------
      Total                                                       $2,093,865
                                                                  ==========
Shares of beneficial interest outstanding                           207,603
                                                                  ==========
Net asset value and redemption price per share
  (net assets of $2,093,865 / 207,603 shares of beneficial
  interest outstanding)                                              $10.09
                                                                     ======
See notes to financial statements

Statement  of  Operations
------------------------------------------------------------------------------
Period Ended December 31, 1995* (Unaudited)
------------------------------------------------------------------------------
Net investment income:
  Interest income                                                    $ 89,155
                                                                     --------
  Expenses -
    Management fee                                                   $  6,665
    Shareholder servicing agent fee                                        58
    Custodian fee                                                         533
    Printing                                                            9,000
    Auditing fees                                                       7,800
    Legal fees                                                          1,191
    Amortization of organization expenses                               1,588
    Miscellaneous                                                         955
                                                                     --------
      Total expenses                                                 $ 27,790
    Preliminary refund of expenses by investment adviser              (17,979)
                                                                     --------
      Net expenses                                                   $  9,811
                                                                     --------
        Net investment income                                        $ 79,344
                                                                     --------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                          $(11,283)
    Foreign currency transactions                                      (2,088)
                                                                     --------
        Net realized loss on investments                             $(13,371)
                                                                     --------
  Change in unrealized appreciation (depreciation) -
    Investments                                                      $ 28,231
    Translation of assets and liabilities in foreign currencies         (439)
                                                                     --------
        Net unrealized gain on investments                           $ 27,792
                                                                     --------
          Net realized and unrealized gain on investments and
            foreign currency                                         $ 14,421
                                                                     --------
            Increase in net assets from operations                   $ 93,765
                                                                     ========
*For the period from the commencement of investment operations, August 7, 1995.

See notes to financial statements

Statement  of  Changes  in  Net  Assets
------------------------------------------------------------------------------
Period Ended December 31, 1995* (Unaudited)
------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                           $   79,344
  Net realized loss on investments and foreign currency
    transactions                                                     (13,371)
  Net unrealized gain on investments and foreign currency             27,792
                                                                  ----------
    Increase in net assets from operations                        $   93,765
                                                                  ----------
Distributions declared to shareholders from net investment
  income                                                          $  (76,004)
                                                                  ----------
Fund share (principal) transactions -
  Net proceeds from sale of shares                                $2,000,000
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                     76,004
                                                                  ----------
    Increase in net assets from Fund share transactions           $2,076,004
                                                                  ----------
      Total increase in net assets                                $2,093,765
Net assets:
  At beginning of period                                                 100
                                                                  ----------
  At end of period (including accumulated undistributed net
    investment income of $3,340)                                  $2,093,865
                                                                  ==========
*For the period from the commencement of investment operations, August 7, 1995.

See notes to financial statements

NOTES  TO  FINANCIAL  STATEMENTS (UNAUDITED)

(1) Business  and  Organization
MFS Institutional Emerging Markets Fixed Income Fund (the Fund) is a non-diversified series of MFS Institutional Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant  Accounting  Policies
Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as in good faith by or determined at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for both financial statement and tax reporting purposes as required by federal income tax regulations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

(3) Transactions  with  Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.85% of average daily net assets.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Fund's operating expenses, exclusive of management fees. The Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At December 31, 1995, the aggregate unreimbursed expenses owed to MFS by the Fund amounted to $17,979, incurred in the current period.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of the Fund at an effective annual rate of 0.0075%.

(4) Portfolio  Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $1,322,313 and $362,875, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $2,044,052
                                                                     ==========
Gross unrealized appreciation                                        $   30,380
Gross unrealized depreciation                                            (2,149)
                                                                     -----------
    Net unrealized appreciation                                      $   28,231
                                                                     ==========

(5) Shares  of  Beneficial  Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                         Shares           Amount
--------------------------------------------------------------------------------
Shares sold                                             200,000       $2,000,000
Shares issued to shareholders in reinvestment
  of distributions                                        7,593           76,004
                                                        -------       ----------
    Net increase                                        207,593       $2,076,004
                                                        =======       ==========

(6) Financial  Instruments
The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1995, is as follows:

Forward Foreign Currency Exchange Contracts

                                                                                                                   Net Unrealized
                                                              Contracts to     Contracts                             Appreciation
                                  Settlement Date          Deliver/Receive      at Value      In Exchange For      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Sales                         01/17/96 - 03/11/96      DEM         357,049      $249,052             $248,570            $  (482)
                              12/03/96                 HKD       1,547,100       199,446              199,240               (206)
                                                               -----------      --------             --------            -------
                                                                 1,904,149      $448,498             $447,810            $  (688)
                                                               ===========      ========             ========            =======
Purchases                     02/15/96                 CZK       5,370,500      $200,427             $202,592            $(2,165)
                              02/26/96                 IDR     468,100,000       202,219              200,000              2,219
                              02/22/96 - 02/26/96      THB       5,067,500       200,037              199,331                706
                                                               -----------      --------             --------            -------
                                                               478,538,000      $602,683             $601,923            $   760
                                                               ===========      ========             ========            =======

Forward foreign currency purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts excluded above amounted to a net payable of $511 at December 31, 1995.

At December 31, 1995, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

The Statement of Additional Information dated December 1, 1995 of MFS Institutional Trust is incorporated in this Post-Effective Amendment No. 10 by reference to the Statement of Additional Information of MFS Institutional Trust filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on December 4, 1995.

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (A)  FINANCIAL STATEMENTS

               MFS INSTITUTIONAL EMERGING MARKETS FIXED INCOME FUND

               INCLUDED IN PART A OF THIS REGISTRATION STATEMENT:

                   For the period from August 7, 1995, commencement of operations, to December 31, 1995:

                       Financial Highlights

               INCLUDED IN PART B OF THIS REGISTRATION STATEMENT:
                   At December 31, 1995:

                       Portfolio of Investments
                       Statement of Assets and Liabilities

                   For the period from August 7, 1995, commencement of operations, to December 31, 1995:

                       Statement of Operations
                       Statement of Changes in Net Assets*


          (B)  EXHIBITS ON BEHALF OF MFS INSTITUTIONAL TRUST

               1  (a)  Declaration of Trust, dated September 13, 1990.  (1)

                  (b) Certificate of Amendment to Declaration of Trust, dated June 1, 1992. (1)

                  (c) Amendment No. 2 to the Declaration of Trust, dated August 13, 1992. (1)

                  (d) Amendment to Declaration of Trust - Designation of Series, dated May 16, 1995. (1)

                  (e) Amendment to Declaration of Trust - Designation of Series, dated August 29, 1995. (2)


                  (f) Amendment to Declaration of Trust - Redesignation of Series, dated October 31, 1995; filed herewith.

                  (g) Amendment to Declaration of Trust - Redesignation of Series, dated November 28, 1995; filed herewith.

               2  (a)  Amended and Restated By-Laws, dated June 1, 1992.  (5)

                  (b) Amendment No. 1 to Amended and Restated By-Laws, dated October 14, 1993. (5)

               3       Not Applicable.

               4 Form of Share Certificate for Class A, Class B and Class C Shares.(4)

               5  (a)  Investment Advisory Agreement between MFS Emerging
                       Equities Fund and Massachusetts Financial Services Company, as adviser, dated August 7, 1992. (5)

                  (b) Investment Advisory Agreement between MFS Worldwide Fixed Income Fund and Massachusetts Financial Services Company, as adviser, dated August 7, 1992. (5)


                  (c) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional Emerging Markets Fixed Income Fund, and Massachusetts Financial Services Company, as adviser. (1)


                  (d) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional Core Plus Fixed Income Fund, and Massachusetts Financial Services Company, as adviser; filed herewith.

                  (e) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional Research Fund, and Massachusetts Financial Services Company, as adviser; filed herewith.

                  (f) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional Mid-Cap Growth Equity Fund, and Massachusetts Financial Services Company, as adviser; filed herewith.

                  (g) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional International Equity Fund, and Massachusetts Financial Services Company, as adviser; filed herewith.


               6       Not Applicable.

               7       Not Applicable.

               8  (a)  Custodian Agreement between the Registrant and State
                       Street Bank and Trust Company, dated July 31, 1995.  (2)


                  (b) Amendment to Custodian Contract dated November 30, 1995; filed herewith.

               9  (a)  Amended and Restated Shareholder Servicing Agent
                       Agreement between Registrant and MFS Service Center, Inc. as Shareholder Servicing Agent dated November 30, 1995; filed herewith.

                  (b) Exchange Privilege Agreement between the MFS Institutional Trust, on behalf of each of its series, and MFS Fund Distributors, Inc; filed herewith.

                  (c) Dividend Disbursing Agency Agreement between the Registrant and State Street Bank and Trust Company, dated October 31, 1990. (5)

                  (d) Loan Agreement by and among the Banks named therein, the MFS Funds named therein and The First National Bank of Boston, dated February 21, 1995. (6)


              10 Consent and Opinion of Counsel filed with Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1995 on August 29, 1995.


              11       Consent of Deloitte & Touche LLP.  (5)


              12       Not Applicable.

              13  (a)  Investment representation letter from initial shareholder of MFS Institutional Emerging Markets Fixed Income
                       Fund.  (1)


              14       Not Applicable.

              15 Distribution Agreement by and between MFS Institutional Trust and MFS Fund Distributors, Inc., dated June
                       15, 1994. (5)


              16 Schedule of Computation for Performance Quotations - Aggregate Total Rate of Return, Average Annual Total Rate of Return and Yield Calculations. (3)


              17 Financial Data Schedules for MFS Institutional Emerging Markets Fixed Income Fund; filed herewith.

                       Power of Attorney dated August 12, 1994.  (5)


(1) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on May 18, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR on September 15, 1995.

(3) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.

(4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.


(5) Incorporated by reference to Post-Effective Amendment No. 29 filed with the SEC via EDGAR on October 7, 1995.

(6) Incorporated by reference to Post-Effecitve Amendment No. 28 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841), filed with the SEC via EDGAR on February 28, 1995.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         MFS INSTITUTIONAL EMERGING EQUITIES FUND


                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                             28
             (without par value)                       (as of December 31, 1995)


         MFS INSTITUTIONAL WORLDWIDE FIXED INCOME FUND


                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                             12
             (without par value)                       (as of December 31, 1995)

         MFS INSTITUTIONAL EMERGING MARKETS FIXED INCOME FUND

                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                              1
             (without par value)                       (as of December 31, 1995)

         MFS INSTITUTIONAL CORE PLUS FIXED INCOME FUND

                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                              0
             (without par value)                       (as of December 31, 1995)


         MFS INSTITUTIONAL RESEARCH FUND


                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                              0
             (without par value)                       (as of December 31, 1995)


         MFS INSTITUTIONAL MID-CAP GROWTH EQUITY FUND


                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                              1
             (without par value)                       (as of December 31, 1995)


         MFS INSTITUTIONAL INTERNATIONAL EQUITY FUND


                     (1)                                           (2)
                TITLE OF CLASS                          NUMBER OF RECORD HOLDERS
                --------------                          ------------------------
         Shares of Beneficial Interest                              0
             (without par value)                       (as of December 31, 1995)


ITEM 27. INDEMNIFICATION

         Article V of the Registrant's Declaration of Trust provides that the Registrant will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless as to liabilities to the Registrant or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Registrant. In the case of a settlement, such indemnification will not be provided unless it has been determined in accordance with the Declaration of Trust that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has eight series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund and MFS Special Opportunities Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series:
MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 19 series:
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST") (which has two series). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Sun Growth Variable Annuity Funds, Inc. ("SGVAF"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of the Republic of Ireland and a subsidiary of MFS, whose principal business address is 41-45 St. Stephen's Green, Dublin 2, Ireland, serves as investment adviser to and distributor for MFS International Fund (which has four portfolios: MFS International Funds-U.S. Equity Fund, MFS International Funds-U.S. Emerging Growth Fund, MFS International Funds-Global Governments Fund and MFS International Funds-Charter Income Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund and MFS Meridian U.S. Equity Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

         Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

         MFS Asset Management, Inc. ("AMI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John R. Gardner and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, James E. Russell is a Senior Vice President and the Treasurer, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Joseph W. Dello Russo is a Senior Vice President and Chief Financial Officer, Robert T. Burns is a Vice President and an Assistant Secretary of MFS, and Mary Kay Doherty is a Vice President and Assistant Treasurer.

         MASSACHUSETTS INVESTORS TRUST
         MASSACHUSETTS INVESTORS GROWTH STOCK FUND
         MFS GROWTH OPPORTUNITIES FUND
         MFS GOVERNMENT SECURITIES FUND
         MFS SERIES TRUST I
         MFS SERIES TRUST V
         MFS SERIES TRUST VI
         MFS SERIES TRUST X
         MFS GOVERNMENT LIMITED MATURITY FUND

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS SERIES TRUST II

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS GOVERNMENT MARKETS INCOME TRUST
         MFS INTERMEDIATE INCOME TRUST

         A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Executive Vice President of MFS and Leslie J. Nanberg, Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS SERIES TRUST III

         A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan and Daniel E. McManus, Assistant Vice Presidents of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS SERIES TRUST IV
         MFS SERIES TRUST IX

         A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS SERIES TRUST VII

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS SERIES TRUST VIII

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS MUNICIPAL SERIES TRUST

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Assistant Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS VARIABLE INSURANCE TRUST
         MFS UNION STANDARD TRUST
         MFS INSTITUTIONAL TRUST

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS MUNICIPAL INCOME TRUST

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS MULTIMARKET INCOME TRUST
         MFS CHARTER INCOME TRUST

         A. Keith Brodkin is the Chairman and President, Patricia A. Zlotin, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS SPECIAL VALUE TRUST

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Patricia A. Zlotin and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, and James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         SGVAF

         W. Thomas London is the Treasurer.

         MIL

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo is the Treasurer and James E. Russell is the Assistant Treasurer.

         MIL-UK

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, Joseph W. Dello Russo is the Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL FUNDS

         A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle and Richard W. S. Baker are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

         MFS MERIDIAN FUNDS

         A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

         MFD

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and James E. Russell is the Assistant Treasurer.

         CIAI

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSC

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         AMI

         A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         William W. Scott, Jr., Joseph A. Recomendes and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Douglas C. Grip, a Senior Vice President of MFS, is the President, Joseph W. Dello Russo is the Treasurer, James E. Russell is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli is a Senior Vice President.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:



         A. Keith Brodkin             Director, Sun Life Assurance Company of
                                        Canada (U.S.), One Sun Life Executive
                                        Park, Wellesley Hills, Massachusetts
                                      Director, Sun Life Insurance and Annuity
                                        Company of New York, 67 Broad Street,
                                        New York, New York



         John R. Gardner              President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West, Toronto,
                                        Ontario, Canada (Mr. Gardner is also an
                                        officer and/or Director of various
                                        subsidiaries and affiliates of Sun Life)



         John D. McNeil               Chairman, Sun Life Assurance Company of
                                        Canada, Sun Life Centre, 150 King Street
                                        West, Toronto, Ontario, Canada (Mr.
                                        McNeil is also an officer and/or
                                        Director of various subsidiaries and
                                        affiliates of Sun Life)



         Joseph W. Dello Russo        Director of Mutual Fund Operations, The
                                        Boston Company, Exchange Place, Boston,
                                        Massachusetts (until August, 1994)


ITEM 29. DISTRIBUTORS

         (a)   Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c)   Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The Registrant's corporate documents are kept by the Registrant at its offices. Portfolio brokerage orders, other purchase orders, reasons for brokerage allocation and lists of persons authorized to transact business for the Registrant are kept by Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116. Shareholder account records are kept by MFS Service Center, Inc. at 500 Boylston Street, Boston, Massachusetts 02116. Transaction journals, receipts for the acceptance and delivery of securities and cash, ledgers and trial balances are kept by State Street Bank and Trust Company at State Street South, 5-West, North Quincy, Massachusetts 02171.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         (a)      Not applicable.

         (b) The Registrant undertakes to file a post-effective amendment to this registration statement, in order to file financial statements for the MFS Institutional Broad Market Fixed Income Fund, MFS Institutional Research Fund, MFS Institutional Mid-Cap Growth Fund and MFS Institutional International Equity Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 8 filed with the SEC on September 15, 1995.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of February 1996.

                                          MFS INSTITUTIONAL TRUST

                                          By:      JAMES R. BORDEWICK, JR.
                                          Name:    James R. Bordewick, Jr.
                                          Title:   Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February 8, 1996.

         SIGNATURE                                    TITLE
         ---------                                    -----
                                          Chairman, President (Principal
A. KEITH BRODKIN*                           Executive Officer) and Trustee
---------------------------
A. Keith Brodkin

                                          Treasurer (Principal Financial Officer
W. THOMAS LONDON*                           and Principal Accounting Officer)
---------------------------
W. Thomas London

WILLIAM R. GUTOW*                         Trustee
---------------------------
William R. Gutow

NELSON J. DARLING, JR.*                   Trustee
---------------------------
Nelson J. Darling, Jr.

                                         *By:       JAMES R. BORDEWICK, JR.
                                          Name:     James R. Bordewick, Jr.

                                                      as Attorney-in-fact

                                         *Executed by James R. Bordewick, Jr. on
                                          behalf of those indicated pursuant to
                                          a Power of Attorney dated August 12,
                                          1994, filed with Post-Effective
                                          Amendment No. 9 on October 27, 1995.

                                INDEX TO EXHIBITS


EXHIBIT NO.             DESCRIPTION OF EXHIBIT                     PAGE NO.
-----------             ----------------------                     --------
    1 (f)   Amendment to Declaration of Trust - Series
              Redesignation, dated October 31, 1995.

      (g)   Amendment to Declaration of Trust - Series
              Redesignation, dated November 28, 1995.

    5 (d)   Investment Advisory Agreement between the Registrant,
              on behalf of MFS Institutional Core Plus Fixed
              Income Fund, and Massachusetts Financial Services
              Company, as adviser.

      (e) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional Research Fund, and Massachusetts Financial Services Company, as adviser.

      (f) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional Mid-Cap Growth Fund, and Massachusetts Financial Services Company, as adviser.

      (g) Investment Advisory Agreement between the Registrant, on behalf of MFS Institutional International Equity
              Fund, and Massachusetts Financial Services Company, as adviser.

    8 (b)   Amendment to Custodian Contract dated November 30, 1995.

    9 (a)   Amended and Restated Shareholder Servicing Agent
              Agreement between Registrant and MFS Service
              Center, Inc. as Shareholder Servicing Agent dated
              November 30, 1995.

      (b)   Exchange Privilege Agreement between the MFS
              Institutional Trust, on behalf of each of its series, and MFS Fund Distributors, Inc.

   17       Financial Data Schedules for MFS Institutional
              Emerging Markets Fixed Income Fund.